Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Property and equipment, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Computer systems and servers	$1,290	$1,083
Test and computer equipment	17,239	16,988
Lab equipment	9,608	9,604
Furniture and fixtures	275	286
Leasehold improvements	3,880	3,637
Total	$32,292	$31,598
Less: Accumulated depreciation	(15,022)	(13,285)
Property and equipment, net	$17,270	$18,313